PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Target
Retirement 2035 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 31.9%
116,388  iShares Core S&P Mid-
Cap ETF
$ 7,203,253
4.9
38,910  iShares Core S&P
Small-Cap ETF
4,533,015
3.1
127,655  iShares Core U.S.
Aggregate Bond ETF
12,797,414
8.7
117,174  SPDR Portfolio High
Yield Bond ETF
2,788,741
1.9
292,314  Vanguard FTSE
Developed Markets
ETF
15,314,330
10.4
31,173  Vanguard FTSE
Emerging Markets ETF
1,394,057
1.0
46,141  Vanguard Long-Term
Treasury ETF
2,791,531
1.9
Total Exchange-Traded
Funds
(Cost $42,526,103)
46,822,341
31.9
MUTUAL FUNDS : 68.1%
Affiliated Investment Companies : 25.7%
2,523,229  Voya Intermediate
Bond Fund - Class R6
22,456,739
15.3
1,117,710  Voya Multi-Manager
International Equity
Fund - Class I
12,451,285
8.4
251,193  Voya VACS Series
EME Fund
2,898,762
2.0
37,806,786
25.7
Unaffiliated Investment Companies : 42.4%
1,001,843  Nuveen S&P 500 Index
Fund - Class R6
62,304,630
42.4
Total Mutual Funds
(Cost $84,356,101)
100,111,416
68.1
Total Long-Term
Investments
(Cost $126,882,204)
146,933,757
100.0
Total Investments in
Securities
(Cost $126,882,204) $ 146,933,757 100.0
Assets in Excess of
Other Liabilities 65,649 0.0
Net Assets $ 146,999,406 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2035 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 46,822,341 $ — $ — $ 46,822,341
Mutual Funds 100,111,416 — — 100,111,416
Total Investments, at fair value $ 146,933,757 $ — $ — $ 146,933,757
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 19,676,639 $ 3,111,284 $ (1,122,666) $ 791,482 $ 22,456,739 $ 259,936 $ 11,979 $ —
Voya Multi-Manager International
Equity Fund - Class I
10,882,166 1,665,698 (686,126) 589,547 12,451,285 — 66,009 —
Voya VACS Series EME Fund
2,664,629 270,114 (146,188) 110,207 2,898,762 — 12,790 —
$ 33,223,434 $ 5,047,096 $ (1,954,980) $ 1,491,236 $ 37,806,786 $ 259,936 $ 90,778 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 20,051,553
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 20,051,553